Cover	Jan. 10, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 10, 2024
Entity File Number	001-36845
Entity Registrant Name	Bellerophon Therapeutics, Inc.
Entity Central Index Key	0001600132
Entity Tax Identification Number	47-3116175
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o Verdolino & Lowey, P.C.
Entity Address, Address Line Two	124 Washington Street
Entity Address, Address Line Three	Suite 101
Entity Address, City or Town	Foxborough
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02035
City Area Code	908
Local Phone Number	574-4770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	BLPH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false